Consolidated Statement of Cash Flows - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Cash flows from (used in) operating activities
Net income (loss)	$ (181)	$ 2,881	$ 5,207	$ 7,768
Adjustments to determine net cash flows from (used in) operating activities
Provision for (recovery of) credit losses	1,072	766	3,144	2,055
Depreciation	319	321	957	919
Amortization of other intangibles	173	175	526	487
Net securities loss/(gain)	(7)	26	53	48
Share of net income from investment in Schwab	(190)	(182)	(525)	(708)
Deferred taxes	(175)	(285)	(972)	(986)
Changes in operating assets and liabilities
Interest receivable and payable	320	3	690	515
Securities sold under repurchase agreements	(9,426)	16,751	15,959	33,688
Securities purchased under reverse repurchase agreements	(7,196)	(3,441)	(8,585)	(39,057)
Securities sold short	2,411	(3,643)	(4,105)	(2,229)
Trading loans, securities, and other	(6,829)	(1,066)	(21,085)	(11,847)
Loans net of securitization and sales	(11,261)	(18,950)	(45,550)	(38,765)
Deposits	17,579	(26,627)	23,401	(66,837)
Derivatives	2,734	3,566	6,028	5,461
Non-trading financial assets at fair value through profit or loss	46	683	1,740	3,368
Financial assets and liabilities designated at fair value through profit or loss	8,127	(18,077)	3,995	20,000
Securitization liabilities	522	345	3,624	249
Current taxes	434	273	954	2,378
Brokers, dealers, and clients amounts receivable and payable	(5,433)	(1,658)	(7,700)	(8,495)
Other, including unrealized foreign currency translation loss/(gain)	(2,965)	17,338	(2,513)	12,168
Net cash from (used in) operating activities	(9,926)	(30,801)	(24,757)	(79,820)
Cash flows from (used in) financing activities
Issuance of subordinated notes and debentures	0	0	1,750	0
Redemption or repurchase of subordinated notes and debentures	(1,483)	(14)	(1,525)	35
Common shares issued, net	24	5	83	69
Repurchase of common shares	(1,061)	(1,181)	(4,003)	(1,181)
Preferred shares and other equity instruments issued, net	1,328	0	1,328	0
Redemption of preferred shares and other equity instruments	(950)	0	(1,300)	0
Sale of treasury shares and other equity instruments	2,869	2,135	8,485	6,493
Purchase of treasury shares and other equity instruments	(2,892)	(2,011)	(8,393)	(6,388)
Dividends paid on shares and distributions paid on other equity instruments	(1,719)	(2,908)	(5,316)	(4,032)
Repayment of lease liabilities	(181)	(160)	(506)	(480)
Net cash from (used in) financing activities	(4,065)	(4,134)	(9,397)	(5,484)
Cash flows from (used in) investing activities
Interest-bearing deposits with banks	(4,202)	19,634	6,040	54,494
Activities in financial assets at fair value through other comprehensive income
Purchases	(8,236)	(4,715)	(21,862)	(20,045)
Proceeds from maturities	7,875	4,794	16,320	14,009
Proceeds from sales	1,935	1,987	3,050	4,809
Activities in debt securities at amortized cost
Purchases	(2,723)	(3,761)	(8,423)	(21,851)
Proceeds from maturities	20,695	18,207	38,227	42,853
Proceeds from sales	139	105	2,745	11,975
Net purchases of land, buildings, equipment, other depreciable assets, and other intangibles	(568)	(514)	(1,464)	(1,290)
Net cash acquired from (paid for) divestitures and acquisitions	0	(122)	70	(624)
Net cash from (used in) investing activities	14,915	35,615	34,703	84,330
Effect of exchange rate changes on cash and due from banks	13	(134)	(25)	(162)
Net increase (decrease) in cash and due from banks	937	546	524	(1,136)
Cash and due from banks at beginning of period	6,308	6,874	6,721	8,556
Cash and due from banks at end of period	7,245	7,420	7,245	7,420
Supplementary disclosure of cash flows from operating activities
Amount of income taxes paid (refunded) during the period	868	632	3,039	2,000
Amount of interest paid during the period	15,838	13,338	46,248	33,986
Amount of interest received during the period	23,173	20,039	67,678	55,210
Amount of dividends received during the period	$ 703	$ 617	$ 2,062	$ 1,734